Basis of Preparation and Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible assets useful life	3 years
Completed development technology [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible assets useful life	3 years
Intellectual property [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible assets useful life	Indefinite useful life